Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Note 15. Income Taxes

Note 15. Income Taxes

The Company prepares its income tax return on a consolidated basis. Income taxes are allocated to members of the consolidated group based on taxable income.

The components of the Provision for income taxes for the years ended December 31 were as follows:

	2020	2019

Currently paid or payable	$2,518,516	$1,693,624
Deferred (benefit) expense	(270,427)	96,236
Total income tax expense (1)	$2,248,089	$1,789,860

1)

Due to an increase of loan activity in 2019 in the state of New Hampshire, the Company is now subject to sales tax nexus on the income generated from this loan activity. Estimated tax payments of $3,000 and $10,000 was made to the state of New Hampshire during 2020 and 2019, respectively, in anticipation of tax due for the respective tax years.

Total income tax expense differed from the amounts computed at the statutory federal income tax rate of 21% primarily due to the following for the years ended December 31:

	2020	2019

Computed expense at statutory rates	$2,731,384	$2,236,904
Tax exempt interest and BOLI	(309,102)	(306,073)
Disallowed interest	12,917	15,798
Partnership rehabilitation and tax credits	(433,970)	(415,099)
Low income housing investment amortization expense	265,982	246,564
Other	(19,122)	11,766
	$2,248,089	$1,789,860

The deferred income tax (benefit) expense consisted of the following items for the years ended December 31:

	2020	2019

Depreciation	$10,368	$126,734
Mortgage servicing rights	(3,661)	(13,728)
Deferred compensation	3,722	3,701
Bad debts	(269,219)	(68,029)
Limited partnership amortization	(39,430)	60,588
Investment in CFSG Partners	13,408	(3,323)
Loan fair value	0	(6,171)
Prepaid expenses	11,072	(10,741)
Other	3,313	7,205
Change in deferred tax (benefit) expense	$(270,427)	$96,236

Listed below are the significant components of the net deferred tax asset at December 31:

	2020	2019

Components of the deferred tax asset:
Bad debts	$1,513,782	$1,244,563
Deferred compensation	9,176	12,898
Contingent liability - MPF program	17,838	17,838
Finance lease	7,101	11,930
Other	20,814	16,346
Total deferred tax asset	1,568,711	1,303,575

Components of the deferred tax liability:
Depreciation	394,564	384,197
Limited partnerships	37,565	76,995
Mortgage servicing rights	193,650	197,311
Unrealized gain on debt securities AFS	243,321	69,242
Investment in CFS Partners	84,462	71,054
Operating lease	3,178	226
Prepaid expenses	79,810	68,738
Total deferred tax liability	1,036,550	867,763
Net deferred tax asset	$532,161	$435,812

US GAAP provides for the recognition and measurement of deductible temporary differences (including general valuation allowances) to the extent that it is more likely than not that the deferred tax asset will be realized.

The net deferred tax asset is included in Other assets in the consolidated balance sheets.

ASC Topic 740, Income Taxes, defines the criteria that an individual tax position must satisfy for some or all of the benefits of that position to be recognized in a company’s financial statements. Topic 740 prescribes a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, in order for those tax positions to be recognized in the consolidated financial statements. The Company has adopted these provisions and there was no material effect on the consolidated financial statements. The Company is currently open to audit under the statute of limitations by the IRS for the years ended December 31, 2017 through 2019. The 2020 tax return has not yet been filed.